Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense		₨ 154,024.6	$ 2,471.9	₨ 121,750.4	₨ 91,974.8
Statutory income tax rate		33.99%	33.99%	33.99%	32.45%
Expected income tax expense		₨ 52,353.0	$ 840.2	₨ 41,383.0	₨ 29,841.2
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect		(54.4)	(0.9)	(16.8)	(761.1)
Nondeductible stock-based compensation		3,106.3	49.9	1,867.9	1,471.0
Income exempt from taxes		(1,026.6)	(16.5)	(450.9)	(593.5)
Effect of change in statutory tax rate		0.0	0.0	(606.6)	0.0
Other, net		141.6	2.3	127.6	(117.5)
Income tax expense	[1]	₨ 54,519.9	$ 875.0	₨ 42,304.2	₨ 29,840.1

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. (3,771.9) million, Rs. 6,310.3 million and Rs. (11,425.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Includes income tax effects on reclassification adjustment on gains and losses on available for sale securities included in net income reclassified from accumulated other comprehensive income of Rs. 103.8 million, Rs. 10.0 million and Rs. (69.5) million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively. Further, pretax income and income tax expense are substantially from India.